Loans (Details 1) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Loans.	$ 5,823,333	$ 5,702,258
Cost [member]
Disclosure of detailed information about financial instruments [line items]
Loans.	5,892,997	5,778,424
Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Loans.	2,757,333	2,706,834
Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Loans.	$ 3,135,664	$ 3,071,590